Related Party Balances and Transactions - Schedule of Related Party Transactions (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Epicsoft Ventures Ltd [Member]
Schedule of Related Party Transactions [Line Items]
Relationship	Common shareholders
Nature	Reimbursement of business expenses
Amount due from related parties		$ 426
SEGA Corporation [Member]
Schedule of Related Party Transactions [Line Items]
Relationship	Shareholder of the Company
Nature	Recoupable advertising fee receivable
Amount due from related parties		377,904
Relationship	Shareholder of the Company
Revenue from a related party	$ 114,094	1,244,899	$ 42,477
Relationship	Shareholder of the Company
Nature	Purchase of console game
Cost of revenue from related parties	$ 11,501,519	15,596,454	17,578,879
Joseph Thomas Van Heeswijk [Member]
Schedule of Related Party Transactions [Line Items]
Relationship	Minority Shareholder of 2Game
Nature	Director loan, interest free, no maturity date
Amount due from related parties	$ 164,292	8,873
Relationship	Minority Shareholder of 2Game
Nature	Consideration payable for 10% controlling interest in 2Game
Amount due to related parties	$ 14,539	197,885
Jianhao Tan Brand Ventures Pte Ltd [Member]
Schedule of Related Party Transactions [Line Items]
Relationship	Tan Jian Hao, the shareholder of JHTB Venture, the CEO of Titan Digital
Nature	Expenses paid on behalf
Amount due from related parties		5,131
Related Party [Member]
Schedule of Related Party Transactions [Line Items]
Amount due from related parties	164,292	392,334
Accounts payable, a related party	4,293,316	4,567,337
Amount due to related parties	1,042,949	683,338
Revenue from a related party	118,749	1,509,405	42,477
Cost of revenue from related parties	$ 11,502,810	15,833,765	18,246,215
Nekcom Inc [Member]
Schedule of Related Party Transactions [Line Items]
Relationship	Equity securities investee
Nature	Prepayment for a recoupable minimum sales guarantee, Five (5) years following the First Commercial Release Date
Prepayment, a related party	$ 5,000,000	3,000,000
SEGA Corporation [Member]
Schedule of Related Party Transactions [Line Items]
Relationship	Shareholder of the Company
Nature	Purchase
Accounts payable, a related party	$ 4,293,316	4,567,337
Choo See Wee (“Jacky”) [Member]
Schedule of Related Party Transactions [Line Items]
Relationship	Chairman of the Company
Nature	Loan from Director, interest fee and repayable on demand, Director fee payable
Amount due to related parties	$ 823,864	12,293
Tan Jian Hao [Member]
Schedule of Related Party Transactions [Line Items]
Relationship	Shareholder of the Company
Nature	Loan from Director, interest fee and repayable on demand, compensation payable
Amount due to related parties	$ 188,087	56,127
Relationship	CEO of Titan Digital
Nature	Content creation for social media advertising
Cost of revenue from related parties	$ 1,291	237,311	667,336
Shaun Amah Gozo-Hill [Member]
Schedule of Related Party Transactions [Line Items]
Relationship	Minority Shareholder of 2Game, Director of 2Game Dubai
Nature	Consideration payable for 10% controlling interest in 2Game
Amount due to related parties	$ 6,450	197,885
Wong Wan Ping Mario [Member]
Schedule of Related Party Transactions [Line Items]
Relationship	Minority Shareholder of 2Game
Nature	Consideration payable for 10% controlling interest in 2Game
Amount due to related parties		197,885
Debbie Soon Rui Yi [Member]
Schedule of Related Party Transactions [Line Items]
Relationship	Director of Starry Jewelry
Nature	Expenses paid on behalf
Amount due to related parties		743
Shaun Amah Gozo-Hill [Member]
Schedule of Related Party Transactions [Line Items]
Relationship	Minority Shareholder of 2Game, Director of 2Game Dubai
Nature	Expenses paid on behalf
Amount due to related parties	$ 10,009	20,520
Jianhaotan Brand Ventures Pte Ltd [Member]
Schedule of Related Party Transactions [Line Items]
Relationship	Tan Jian Hao, who is a shareholder of this entity and serves as the Chief Executive Officer of Titan Digital
Revenue from a related party	$ 4,655	$ 264,506